SUP-MULTI-0417

AB Bond Funds (“Bond Funds”)

-	AB Credit Long/Short Portfolio
-	AB Global Bond Fund
-	AB High Income Fund
-	AB High Yield Portfolio
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund

AB Concentrated International Growth Portfolio (“Concentrated International”)

AB Emerging Markets Multi-Asset Portfolio (“EMMA”)

AB Equity Funds (“Equity Funds”)

-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Global Core Equity Portfolio
-	AB Sustainable Global Thematic Fund
-	AB International Growth Fund
-	AB International Strategic Core Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio

AB Government Exchange Reserves (“Government Exchange Reserves”)

AB Inflation Strategies (“Inflation Strategies”)

-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio

AB Multi-Manager Funds (“Multi-Manager Funds”)

-	AB Multi-Manager Alternative Strategies Fund
-	AB Long/Short Multi-Manager Fund

AB Multi-Manager Select Retirement Funds

(“Select	Retirement Funds”)
-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund

AB Municipal Income Portfolios (“Municipal Portfolios”)

-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

AB Wealth Strategies (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB Balanced Wealth Strategy
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed Balanced Wealth Strategy

Sanford C. Bernstein Fund, Inc. (“Bernstein Funds”)

-	AB International Portfolio
-	AB Intermediate California Municipal Portfolio
-	AB Intermediate Diversified Municipal Portfolio
-	AB Intermediate New York Municipal Portfolio
-	AB Short Duration Portfolio
-	AB Tax-Managed International Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date	Prospectus	Date
Bernstein Funds	January 27, 2017	Inflation Strategies	January 31, 2017

Bond Funds	January 30, 2017	Multi-Manager Funds	September 30, 2016

Concentrated International	February 13, 2017	Municipal Portfolios	September 30, 2016

EMMA	July 29, 2016	Wealth Strategies	December 30, 2016

Equity Funds	November 1, 2016	Select Retirement Funds	November 30, 2016

Government Exchange Reserves	July 11, 2016

*        *        *         *        *

For each Fund, the third sentence of the introductory paragraph in the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” is revised to also include reference to “Appendix [B/C] — Financial Intermediary Waivers”.

For each Fund, the footnote reading “For Class C shares, the CDSC is 0% after the first year” in the section “Fees and Expenses of the [Fund/Strategy/Portfolio] — Annual [Fund/Strategy/Portfolio] Operating Expenses” is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

For each Fund, the footnote in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — How To Buy Shares — Purchase Minimums and Maximums” is replaced by the following:

*	Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary.

For each Fund, the following sentence is added prior to the last two sentences in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — The Different Share Class Expenses — Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees”:

Class C shares are subject to these higher fees for a period of ten years, after which they convert to Class A shares.

For the Multi-Manager Funds, Growth Funds, EMMA, Inflation Strategies and Municipal Portfolios, the first bullet point [second bullet point for the Municipal Portfolios] in the section “Investing in the [Fund/ Funds/Portfolios] — The Different Share Class Expenses — Sales Charges — Class A share purchases not subject to sales charges” is replaced by the following:

•

persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services, or clients of broker-dealers or other financial intermediaries who purchase Class A shares for their own accounts through self-directed and/or non-discretionary brokerage accounts with the broker-dealers or other financial intermediaries that may or may not charge a transaction fee to its customers;

For each Fund (except Government Exchange Reserves), the last two bullet points and the final sentence in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — The Different Share Class Expenses — Sales Charges — Class A share purchases not subject to sales charge” are replaced by the following:

•

plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by the Adviser’s Institutional Investment Management Division or Bernstein Global Wealth Management Division, including subsequent contributions to those IRAs;

•

certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser’s Institutional Investment Management Division, employees of selected dealers authorized to sell the Fund’s shares, and employees of the Adviser; or

•	persons participating in a “Mutual Fund Only” brokerage program, sponsored and maintained by a registered broker-dealer or other financial intermediary.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from [the/a] [Fund/Strategy/Portfolio] or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers and discounts or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify [the/a] [Fund/Strategy/Portfolio] or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase [Fund/Strategy/Portfolio] shares directly from [the/a] [Fund/Strategy/Portfolio] or through another intermediary to receive these waivers or discounts.

Please see the [Fund’s/Funds’/Strategies’/Portfolios’] SAI for more information about purchases of Class A shares without sales charges.

Certain intermediaries impose different eligibility criteria for sales load waivers and discounts, which are described in Appendix [B/C] — Financial Intermediary Waivers.

For each Fund (except the Inflation Strategies), the second paragraph in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — The Different Share Class Expenses — Sales Charges — Class C Shares [— Asset-Based Sales Charge Alternative]” is replaced by the following paragraph. For the Inflation Strategies, the following paragraph is added after the first paragraph:

Class C shares purchased for cash automatically convert to Class A shares ten years after the end of the month of your purchase. If you purchase shares by exchange for the Class C shares of another AB Mutual Fund, the conversion period runs from the date of your original purchase.

For each Fund, the following sentence is added at the end of the first paragraph in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — Sales Charge Reduction Programs for Class A Shares”:

Your financial intermediary may have different policies and procedures regarding eligibility for sales charge reduction programs. See Appendix [B/C] — Financial Intermediary Waivers.

For each Fund, the following sentence is added at the end of the section “Investing in the [Fund/Funds/Strategies/Portfolios] — CDSC Waivers and Other Programs — CDSC Waivers”:

Your financial intermediary may have different policies and procedures regarding eligibility for CDSC Waivers. See Appendix [B/C] — Financial Intermediary Waivers.

For each Fund, the second sentence of the second paragraph in the section “Investing in the [Fund/Funds/Strategies/Portfolios] — Choosing a Share Class” is replaced by the following:

Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee for ten years.

For each Fund, the following Appendix [B/C] is added to the Prospectus and referenced in the Table of Contents as “Appendix [B/C] — Financial Intermediary Waivers”:

APPENDIX [B/C] — FINANCIAL INTERMEDIARY WAIVERS

Waiver Specific to Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectus(es) for the Funds.

You should retain this Supplement with your Prospectus for future reference.

The [A/B] Logo is a service mark of AB and AB® is a registered trademark used by permission of the owner, AB L.P.

SUP-MULTI-0417

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